Equity (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Oct. 13, 2023 USD ($) $ / shares shares	Aug. 18, 2023 $ / shares shares	Aug. 14, 2023 USD ($) $ / shares shares	Nov. 01, 2022 shares	Sep. 15, 2022 $ / shares shares	Aug. 02, 2022 shares	Jun. 01, 2022 USD ($) $ / shares shares	Mar. 22, 2022 shares	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Jan. 21, 2024 shares	Jun. 25, 2023 ₪ / shares
Equity [Line Items]
Ordinary shares issued		75,000,000	212,500	1,423	75,000,000	923
Par value (in Dollars per share) | (per share)														₪ 0.05
Description of reverse share split		the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1 (the “Third Reverse Split”).
Gross proceeds (in Dollars) | $							$ 10,210		$ 8,150
Issuance of aggregate shares							136,388		44,332
Number of units							12,885		35,243
Units Per share (in Dollars per share) | $ / shares							$ 74.88		$ 183.82
Exercise price (in Dollars per share) | $ / shares										$ 68.38	$ 68.38
Expire term							7 years		5 years
Shares issued										706,683	261,494		925,159
Warrants and exercise												385
Purchase price per share (in Dollars per share) | $ / shares			$ 5.2
Aggregate gross proceeds (in Dollars) | $			$ 1,300
Gross cash proceeds (in Dollars) | $	$ 5,026
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued			37,500
Number of units							123,504		9,089
Units Per share (in Dollars per share) | $ / shares							$ 73.29		$ 183.79
Exercise price (in Dollars per share) | $ / shares	$ 0.001
Shares issued	1,930,108										123,504
Warrants and exercise											123,504	4,544
Purchase price per share (in Dollars per share) | $ / shares			$ 5.174
Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued			37,500
Jeffs’ Brands [Member]
Equity [Line Items]
Ordinary shares issued								13,858
March 2021 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Shares issued											3,846
Warrants and exercise											3,846
Series A Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares									183.82
Shares issued												4,929
Series B Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 275.6
June 2022 Warrants [Member]
Equity [Line Items]
Warrants exercise price							68.38